Risk Management Policy - Summary of External Credit Ratings (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	₸ 721,779	₸ 422,552
Mandatory cash balances with NBRK	305,126	57,307
Carrying Amount	9,709,626	7,997,909
Investment securities and derivatives	1,178,080	1,507,532
Not Rated
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	5,203	7,247
Investment securities and derivatives	43,012	75,620
Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	51,951	37,908
Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	51,959	37,915
Cost | Due from Banks | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	6,631	130
A- and higher
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	137,756	203,364
Investment securities and derivatives	243,712	48,687
A- and higher | Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	41,946	36,457
BBB+ to BBB-
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	445,137	210,591
Mandatory cash balances with NBRK	305,126	57,307
Investment securities and derivatives	867,317	1,378,268
BBB+ to BBB- | Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	962	1,328
BB+ to B-
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	133,683	1,077
Investment securities and derivatives	24,039	4,957
BB+ to B- | Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	₸ 2,420
CCC+ and lower
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand		₸ 273